CLEARWATER INVESTMENT TRUST
CLEARWATER CORE EQUITY FUND
CLEARWATER SELECT EQUITY FUND
CLEARWATER TAX‑EXEMPT BOND FUND
CLEARWATER INTERNATIONAL FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 29, 2022, AS SUPPLEMENTED
The date of this Supplement is March 6, 2023.
The Board of Trustees has approved the termination of O’Shaughnessy Asset Management, LLC (“OSAM”) as a subadviser to the Clearwater Core Equity Fund (the “Core Equity Fund”) effective March 3, 2023.
Effective April 1, 2023, Clearwater Management Co., Inc. (“CMC”) the investment manager of the Clearwater Investment Trust, will increase its voluntary management fee waiver for the Core Equity Fund and the Clearwater International Fund (the “International Fund”).
In addition, there are certain upcoming changes to the portfolio managers for the Clearwater International Fund (“International Fund”). Specifically, effective March 31, 2023, Peter Hunkel of WCM Investment Management, LLC (“WCM”) will retire from WCM and no longer serve as a portfolio manager of the International Fund.
Accordingly, the following changes are being made to the Prospectus.

1.	Effective immediately, all references to OSAM in the Prospectus are hereby deleted in their entirety.

2.	Effective March 31, 2023, all references to Peter Hunkel are deleted in their entirety.

3.	Effective April 1, 2023, the third paragraph of the section titled “MANAGEMENT – Management Services and Fees” is deleted and replaced with the following:
Effective July 1, 2022, CMC has voluntarily agreed to waive a portion of the management fee for the Select Equity Fund to achieve an effective management fee rate equal to 0.97% of the Fund’s average daily net assets. Effective January 1, 2023, CMC has voluntarily agreed to waive a portion of the management fee for the Tax‑Exempt Bond Fund to achieve an effective management fee rate equal to 0.29% of the Fund’s average daily net assets. Effective April 1, 2023, CMC has voluntarily agreed to waive a portion of the management fee for the Core Equity Fund and International Fund to achieve an effective management fee rate equal to 0.25% and 0.70%, respectively, of each Fund’s average daily net assets. It is CMC’s current intent to continue these fee reductions indefinitely. Nonetheless, the investment manager may terminate any voluntary fee reduction at any time.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CLEARWATER INVESTMENT TRUST

CLEARWATER CORE EQUITY FUND

CLEARWATER SELECT EQUITY FUND

CLEARWATER TAX-EXEMPT BOND FUND

CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED APRIL 29, 2022, AS SUPPLEMENTED

The date of this Supplement is March 6, 2023.

The Board of Trustees has approved the termination of O’Shaughnessy Asset Management, LLC (“OSAM”) as a subadviser to the Core Equity Fund (the “Core Equity Fund”) effective March 3, 2023.

Effective April 1, 2023, Clearwater Management Co., Inc. (“CMC”) the investment manager of the Clearwater Investment Trust, will increase its voluntary management fee waiver for the Core Equity Fund and the Clearwater International Fund (the “International Fund”).

In addition, there are certain upcoming changes to the portfolio managers for the International Fund. Specifically, effective March 31, 2023, Peter Hunkel of WCM Investment Management, LLC (“WCM”) will retire from WCM and no longer serve as a portfolio manager of the International Fund.

Accordingly, the following changes are made to the SAI:

1.	Effective immediately, all references to OSAM in the SAI are hereby deleted in their entirety;

2.	Effective March 31, 2023, all references to Peter Hunkel are deleted in their entirety.

3.	Effective April 1, 2023, the third paragraph of the section titled “MANAGEMENT, ADVISORY AND OTHER SERVICES – Investment Manager” is deleted and replaced with the following:

As compensation for its management services and expenses assumed, the investment manager is contractually entitled to receive a management fee at the annual rate of 0.90%, 1.35%, 0.60% and 1.00% of the net assets of Core Equity Fund, Select Equity Fund, Tax-Exempt Bond Fund and International Fund, respectively. Effective July 1, 2022, CMC has voluntarily agreed to waive a portion of the management fee for the Select Equity Fund to achieve an effective management fee rate equal to 0.97% of the Fund’s average daily net assets. Effective January 1, 2023, CMC has voluntarily agreed to waive a portion of the management fee for the Tax-Exempt Bond Fund to achieve an effective management fee rate equal to 0.29% of the Fund’s average daily net assets. Effective April 1, 2023, CMC has voluntarily agreed to waive a portion of the management fee for the Core Equity Fund and International Fund to achieve an effective management fee rate equal to 0.25% and 0.70%, respectively, of each Fund’s average daily net assets.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE